TAX SITUATION (Details Textual) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of tax situation [Line Items]
Applicable tax rate			29.50%	28.00%	28.00%
Percentage of workers profit sharing			5.00%
Tax rate effect from change in tax rate			0.00%	(0.53%)	0.00%
Average effective tax rate			24.99%	26.20%	27.46%
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss			S/ 33.8	S/ 42.0	S/ 30.9
Peru [Member]
Disclosure of tax situation [Line Items]
Applicable tax rate			29.50%	28.00%
Bolivia [Member]
Disclosure of tax situation [Line Items]
Applicable tax rate			25.00%
Change in percentage of ROE			6.00%
Tax rate effect from change in tax rate			22.00%
Average effective tax rate			47.00%
Chile [Member]
Disclosure of tax situation [Line Items]
Applicable tax rate			25.00%
Tax rate effect from change in tax rate			35.00%
Chile [Member] | Partially integrated system [Member]
Disclosure of tax situation [Line Items]
Applicable tax rate			25.50%
Chile [Member] | Subsequent Events [Member] | Partially integrated system [Member]
Disclosure of tax situation [Line Items]
Applicable tax rate		27.00%
Colombia [Member]
Disclosure of tax situation [Line Items]
Applicable tax rate			34.00%	25.00%
Surcharge Rate				6.00%
Colombia [Member] | Subsequent Events [Member]
Disclosure of tax situation [Line Items]
Applicable tax rate	33.00%	33.00%
Surcharge Rate		4.00%